Condensed Combined and Consolidated Statements of Operations - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Mar. 31, 2020		Mar. 31, 2019
Operating expenses:
Research and development (includes of stock-based compensation expense)		$ 16,922	[1]	$ 18,476	[1]	$ 47,927	[2]	$ 25,733	[2]
General and administrative (includes of stock-based compensation expense)		9,664	[3]	1,585	[3]	18,151	[4]	2,692	[4]
Total operating expenses		26,586		20,061		66,078		28,425
Interest expense						625
Other (income) expense, net		74		(25)		(412)		155
Loss before provision for income taxes		(26,660)		(20,036)		(66,291)		(28,580)
Provision for income taxes		48		23		97		19
Net loss		$ (26,708)	[5]	$ (20,059)	[5]	$ (66,388)	[5]	$ (28,599)
Net loss per common share - basic and diluted	[6]	$ (0.38)		$ (0.52)		$ (1.54)		$ (1.29)
Weighted average shares outstanding - basic and diluted	[6]	70,818,867		38,590,381		43,199,191		22,170,862

[1]	Includes $108 and $151 of costs allocated from Roivant Sciences Ltd. for the three months ended June 30, 2020 and 2019, respectively.
[2]	Includes $159 and $3,582 of costs allocated from Roivant Sciences Ltd. for the years ended March 31, 2020 and 2019, respectively.
[3]	Includes $164 and $244 of costs allocated from Roivant Sciences Ltd. for the three months ended June 30, 2020 and 2019, respectively.
[4]	Includes $1,381 and $1,180 of costs allocated from Roivant Sciences Ltd. for the years ended March 31, 2020 and 2019, respectively.
[5]	Retroactively restated for reverse recapitalization as described in Note 1.
[6]	Retroactively restated for the reverse recapitalization as described in Note 1.